Subsequent Event (Details) - USD ($) $ in Millions		9 Months Ended
	Mar. 13, 2019	Sep. 30, 2019
Subsequent Event [Line Items]
Sale-leaseback transaction		$ 25.0
Subsequent Event
Subsequent Event [Line Items]
Sale-leaseback transaction	$ 25.0